Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Revenue
Commercial products	314,910	153,663	555,763	249,690
Services and clinical supply	4,856	3,570	9,965	7,094
Licenses	2,473	812	3,112	2,214
Milestones	17,046	—	17,046	—
Total revenue	339,285	158,045	585,886	258,998
Specified per geographical area
United States (1)	265,471	108,344	474,548	181,976
Europe (2)	49,671	27,894	85,989	49,222
Rest of World (1)	24,143	21,807	25,349	27,800
Total revenue	339,285	158,045	585,886	258,998
(1)
Beginning with the year ended December 31, 2025, revenue related to the United States has been disclosed separately. Comparatives for the United States and Rest of World have been restated for comparative purposes.
For the three and six months ended June 30, 2026, Denmark, the country of domicile, contributed €3.6 million and €8.1 million, respectively, of revenue.
Schedule of Revenue From Sale of Commercial Products

Revenue from sale of commercial products was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(EUR’000)	2026	2025	2026	2025
Revenue from commercial products
YORVIPATH®	252,114	102,957	449,010	147,646
SKYTROFA®	55,214	50,706	99,171	102,044
YUVIWEL®	7,582	—	7,582	—
Total revenue from commercial products	314,910	153,663	555,763	249,690